Basis of Presentation and Significant Accounting Policies - Components of Accumulated Other Comprehensive Income (Loss) Reclassified (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	$ (47,710)		$ 6,053
Other comprehensive income (loss) before reclassification	(74,750)		(51,057)
Amounts reclassified from AOCI	24,652	[1]	(2,706)	[1]
Other comprehensive income (loss), net of tax	(50,098)		(53,763)
Ending Balance	(97,808)		(47,710)
Foreign currency translation gain (loss) [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(2,562)		(3,366)
Other comprehensive income (loss) before reclassification	(9,250)		804
Amounts reclassified from AOCI	(3,400)	[1]
Other comprehensive income (loss), net of tax	(12,650)		804
Ending Balance	(15,212)		(2,562)
Unrealized holding gain (loss) on investments [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	238		(2,316)
Other comprehensive income (loss) before reclassification	3		920
Amounts reclassified from AOCI			1,634	[1]
Other comprehensive income (loss), net of tax	3		2,554
Ending Balance	241		238
Deferred gain (loss) on derivatives [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning Balance	(45,386)	[2]	11,735	[2]
Other comprehensive income (loss) before reclassification	(65,503)	[2]	(52,781)	[2]
Amounts reclassified from AOCI	28,052	[1],[2]	(4,340)	[1],[2]
Other comprehensive income (loss), net of tax	(37,451)	[2]	(57,121)	[2]
Ending Balance	$ (82,837)	[2]	$ (45,386)	[2]

[1]	Reclassified to cost of operations and gain on foreign currency, net
[2]	Refer to Note 6 for additional details